NOTE 16 - RELATED PARTY TRANSACTIONS (Detail) (USD $)	0 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	0 Months Ended			1 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended
	Sep. 08, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2014	Sep. 30, 2014	Aug. 15, 2014	Jul. 21, 2014	Jan. 01, 2012	Sep. 30, 2014	Nov. 01, 2014	Dec. 31, 2014	Nov. 30, 2014	Mar. 31, 2014	Oct. 17, 2014	Oct. 28, 2013	Sep. 20, 2013	Mar. 28, 2014
NOTE 16 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Notes Payable, Related Parties, Current		$ 678,877	$ 111,794									678,877
Escrow Deposit		400,476	0									400,476
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)	346,875
Contribution from related parties		0	810,000	561,000
Deposits and other assets		104,726	98,726									104,726
Restricted Stock Units (RSUs) [Member]
NOTE 16 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)					50,000	70,000
Additional Award [Member] | Restricted Stock Units (RSUs) [Member]
NOTE 16 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)						20,000
Affiliated Entity [Member]
NOTE 16 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Manufacturing Costs			480,000	510,000
Escrow Deposit															190,400
Affiliated Entity [Member] | Vincent Chase Inc. [Member]
NOTE 16 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount							100,000									100,000	150,000
Debt Instrument, Interest Rate, Stated Percentage							0.00%
Debt Instrument, Maturity Date, Description							payable on demand
Equity Method Investment, Ownership Percentage		100.00%										100.00%
Related Party Transaction, Amounts of Transaction		168,625	262,500	230,706
Number of Promissory Notes			2
Due to Related Parties, Current			111,794
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member]
NOTE 16 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Notes Payable, Related Parties, Current				775,038
Debt Instrument, Face Amount									1,000,000
Debt Instrument, Interest Rate, Stated Percentage									10.00%
Debt Instrument, Maturity Date, Description									due on demand
Equity Method Investment, Ownership Percentage		100.00%							100.00%			100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)									4,000,000
Debt Instrument, Collateral									secured with 1,000,000 shares of the Company's common stock
Number of Promissory Notes		4
Due to Related Parties, Current		388,477										388,477
Repayments of Related Party Debt								75,000
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member] | Note Payable #1 [Member]
NOTE 16 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount		250,000										250,000
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member] | Note Payable #2 [Member]
NOTE 16 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount		100,000										100,000
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member] | Note Payable 3 [Member]
NOTE 16 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount		500,000										500,000
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member] | Note Payable #4 [Member]
NOTE 16 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount		375,000										375,000
Affiliated Entity [Member] | Dr. Bruce Consulting [Member]
NOTE 16 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Equity Method Investment, Ownership Percentage		100.00%										100.00%
Related Party Transaction, Amounts of Transaction		43,750	133,991							500,000
Affiliated Entity [Member] | Kind Clinics, LLC [Member]
NOTE 16 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Equity Method Investment, Ownership Percentage				100.00%
Related Party Transaction, Amounts of Transaction				113,613
Former Chief Executive Officer [Member]
NOTE 16 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)												20,000
Stock Issued During Period, Value, Share-based Compensation, Forfeited											20,000
Former Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
NOTE 16 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)											70,000		50,000
Former Chief Executive Officer [Member] | Additional Award [Member] | Restricted Stock Units (RSUs) [Member]
NOTE 16 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)											20,000
Related Party And Shareholder [Member]
NOTE 16 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction														150,000
Deposits and other assets														400,000				500,000
Investor [Member]
NOTE 16 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Notes Payable, Related Parties, Current				94,000
Debt Instrument, Face Amount				$ 125,000
Debt Instrument, Interest Rate, Stated Percentage				0.00%
Debt Instrument, Maturity Date, Description				due on demand